Lease liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Lease liabilities.
Schedule of current and non current lease liabilities

	September 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current	513,484	510,838
Current	93,699	91,156
Total lease liabilities	607,183	601,994

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

September 30, 2024
Lease liabilities	607,183	1,216,159	105,208	201,051	186,957	722,943

At December 31, 2023
Lease liabilities	601,994	1,181,459	101,709	193,434	180,895	705,421